Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Schedule of lease liabilities by current and non-current classification

	December 31,	December 31,
	2023	2022
	£ 000	£ 000
Long term lease liabilities	1,977	2,645
Current lease liabilities	643	516
Total lease liabilities	2,620	3,161

Schedule of maturity of lease liabilities

	December 31,	December 31,
	2023	2022
	£ 000	£ 000
Less than one year	760	668
Within 2 - 5 years	1,916	2,371
More than 5 years	496	895
Total lease liabilities (undiscounted)	3,172	3,934

Summary of cash outflows related to leases

	December 31,	December 31,
	2023	2022
Payment	£ 000	£ 000
Right of use assets	669	484
Low value leases	—	—
Short term leases	224	190
Total cash outflow	893	674

Schedule of reconciliation of lease liabilities

£ 000
As at January 1, 2022	1,942
Additions	1,560
Interest element of payments to finance lease creditors	(142)
Principal element of payments to finance lease creditors	(342)
Interest expense of leases	143
As at December 31, 2022	3,161
Additions	182
Reversal of lease liability	(193)
Interest element of payments to finance lease creditors	(199)
Principal element of payments to finance lease creditors	(530)
Interest expense of leases	199
As at December 31, 2023	2,620